Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated VIEs and Their Subsidiaries

Summary information regarding consolidated VIEs and their subsidiaries is as follows.

	As of December 31,
	2024	2023

Total current assets	$13,362,125	$10,571,775
Total non-current assets	$7,356,012	$9,641,441
Total Assets	$20,718,137	$20,213,216
Total Liabilities	$6,701,376	$7,073,660

	Years Ended December 31,
	2024	2023	2022
Revenues	$2,891,683	$4,335,591	$6,228,595
Net (loss) income	$(91,812)	$1,098,947	$1,684,991

	Years Ended December 31,
	2024	2023	2022
Net cash provided by operating activities	$277,772	$834,596	$4,016,852
Net cash used in investing activities	$(568,432)	$(675,964)	$(7,349,231)
Net cash provided by financing activities	$-	$-	$2,749,498

Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful lives
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	5-20 years
Software	3 years

Schedule of Revenue	The revenue is as follows:
	Years Ended December 31,
	2024	2023	2022
Revenues
Hardware	$1,683,155	$2,428,592	$2,504,426
Tax devices and service	398,048	1,376,323	1,803,650
Software	823,747	758,816	2,120,532
Total revenues	$2,904,950	$4,563,731	$6,428,608

Schedule of Exchange Rates

The exchange rates as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 are as follows:

	December 31,		Years Ended December 31,
	2024	2023	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	7.2993	7.0971	7.1957	7.0732	6.7285